GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2010
	Opening	Additions and foreign exchange differences	Impairment/	Closing
	2010		write-offs	2010
	(EUR in thousands)
Global Markets and Asset Management	7,956	-		7,956
International	476,221	(6,274)	(6,320)	463,627
Turkish Operations	2,600,143	107,303	-	2,707,446
Insurance	239,297	-	-	239,297
Other	82,630	(1,878)	-	80,752
Total	3,406,247	99,151	(6,320)	3,499,078

	2011
	Opening	Additions and foreign exchange differences	Impairment/	Closing
	2011		write-offs	2011
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	(7,956)	-
International	463,627	24,216	(125,148)	362,695
Turkish Operations	2,707,446	(414,015)	-	2,293,431
Insurance	239,297	-	(236,727)	2,570
Other	80,752	-	(48,584)	32,168
Total	3,499,078	(389,799)	(418,415)	2,690,864

	2010			2011
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	504,164	393,186	897,350	543,019	367,523	910,542
Accumulated amortization	(298,092)	(139,367)	(437,459)	(343,368)	(168,182)	(511,550)
Net book value	206,072	253,819	459,891	199,651	199,341	398,992